UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06665

T. Rowe Price Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2018

Reason for filing form N-CSR/A: Update affiliate information.

Item 1. Report to Shareholders

Mid-Cap Growth Fund	June 30, 2018

T. ROWE PRICE MID-CAP GROWTH FUND

HIGHLIGHTS

■	Mid-cap growth stocks continued to record highs in the first half of 2018.

■	The Mid-Cap Growth Fund recorded a decent gain but modestly trailed its benchmark in the period.

■	The market’s focus on growth above all else—including profitability—did not suit our valuation-sensitive approach to growth investing.

■	As the experience of the dot-com years demonstrates, the current growth mania cannot last forever, but predicting when reason will return is difficult.

Log in to your account at troweprice.com for more information.

*Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

Management’s Discussion of Fund Performance

Fellow Shareholders

After a brief setback in February, the market resumed its upward march in early 2018. As of June, the S&P 500’s rally had continued for 112 months, putting it within grasping distance of the epic 114-month bull market run of the 1990s. In our letter six months ago, we discussed how comparisons with the 1990s transcend timespans and encompass many other worrying similarities—among them, an intense focus on growth above all other considerations, nonsensical valuations for firms that have never turned a profit, and a general sense of euphoria that pushes aside attention to risk. The persistence of these trends over the past six months has only served to heighten our sense that caution is warranted.

The Mid-Cap Growth Fund returned 5.00% in the six months ended June 30, 2018. The fund trailed its benchmark and peer group index, due largely to the underperformance of our health care holdings. (Returns for the Advisor, R, and I Class shares varied slightly, reflecting their different fee structures.) Nevertheless, the fund remained favorably ranked relative to its competitors over longer time periods and is the top-ranked fund since its inception in 1992. (Based on cumulative total return, Lipper ranked the Mid-Cap Growth Fund 317 of 381, 123 of 346, 40 of 312, 15 of 220, and 1 of 21 funds in the mid-cap growth funds category for the 1-, 3-, 5-, and 10-year and since-inception periods ended June 30, 2018, respectively. Past performance cannot guarantee future results.)

MARKET ENVIRONMENT

In many ways, investors could not have asked for a more fertile environment in early 2018. A synchronized global expansion boosted revenues for many firms, and bottom-line growth was even more impressive, turbocharged by the sharp cuts in corporate tax rates passed in December 2017. Profits for the S&P 500 increased by nearly 25% in the first quarter, their best performance since the aftermath of the great financial crisis nearly a decade ago, and analysts currently expect similar growth for the rest of the year. Inflation fears caused a brief market pullback in February, and rising trade tensions sparked sporadic volatility, but the biggest worry on Wall Street may have been that this was “as good as it gets” for stock investors.

The underlying picture was a bit more complicated. While the mid-cap indexes climbed to new highs in late June, the market’s advance was concentrated. Investors heavily favored the fastest-growing companies and crowded into the stocks that had recently performed best—making for the most “momentum driven” market in nearly two decades. Within the Russell Midcap Growth Index, health care and technology stocks led, returning around 11% in the first half of the year. In contrast, the large industrials and business services segment, which typically includes companies growing at a moderate pace, was roughly flat. The financials sector recorded only modest gains, and the small materials sector declined over 7%.

Growth stocks again easily outpaced value stocks, extending a prolonged period of growth dominance. Indeed, our analysts calculate that the current stretch of growth outperformance, which began almost 11 years ago, is now the longest such style cycle in recent history, although second in magnitude to the growth boom of the 1990s.

PORTFOLIO REVIEW

As our longtime shareholders know, our goal in managing the fund over the past quarter century has been to capture much of the market’s upside while faring better than our peers in downturns—a strategy that has helped us outperform handily over longer time periods. By this metric, we did fairly well in early 2018, nearing the index’s return and enjoying strong gains from positions in a range of sectors. The growth-at-all-costs market environment over the past couple of years has been an uncomfortable fit with our valuation-sensitive investment approach, however, and we lagged our benchmarks. The absence of some of the market’s highfliers in the portfolio was partly to blame, though we also had a few more stumbles than usual with some of our holdings.

Our top contributor in the first half of the year was Keysight Technologies, a spinoff from Agilent Technologies and the largest global manufacturer of electronic test and measurement equipment. The company surprised investors by continuing to enjoy solid revenue growth despite the destruction of part of its campus in last year’s California wildfires. We believe the upcoming multiyear buildout of 5G wireless infrastructure will be a long-term tailwind for the firm given the need for assessing and calibrating network components and devices. (Please refer to the fund’s portfolio of investments for a complete list of our holdings and the amount each represents in the portfolio.)

Open-source software provider Red Hat’s stock stumbled in June but performed well for the fund for the period as a whole. Investors have worried that the move to cloud-based software services would harm Red Hat’s business, but the company has adjusted well. Indeed, companies have found that using Red Hat’s software in the cloud makes it easier to switch providers, helping drive down prices.

As software and Internet valuations have soared, we have found pockets of more reasonable valuations in the information technology services sector, including a former position in government contractor CSRA. Its shares spiked on news that the company would be acquired by General Dynamics, which was seeking to expand its position in cloud services and cybersecurity. Likewise, professional services firms have also offered some reasonably priced growth opportunities. For instance, a new management team at credit bureau TransUnion has invested heavily in technology infrastructure in recent years and, as a result, the company has gained some share from competitors, including Equifax, which has been distracted by last year’s damaging security breach.

The leisure industry has been a focus of ours in recent years, partly because it is a rare consumer segment that is immune to Amazon’s deflationary reach, at least for now. Vail Resorts performed well in the first half after reporting strong results despite poor snow conditions in ski country, proving the durability of its ski pass model. Conversely, after being one of our strongest performers in 2017, Norwegian Cruise Line Holdings relinquished some of its gains as fears of oversupply in the cruise ship market weighed on the stock. Investors also worried that an economic slowdown might affect the industry, although such fears seemed notably absent in the rest of the consumer discretionary sector.

We mentioned the strong performance of aerospace and defense firm Textron in our last letter. The company continued to benefit from strong sales of its Citation and Beechcraft aircraft, helped by improved business spending and new depreciation provisions in the tax code.

As noted, our health care holdings were our biggest detractor on a relative basis, although they provided a small overall boost to absolute returns. Our worst performer was Alkermes, which plunged in early April after the FDA refused to consider its application for approval of a new antidepressant. The FDA later reversed its decision, but the stock was unable to claw back all that it had lost. Alnylam Pharmaceuticals fell in reaction to successful trials of a competing drug for transthyretin amyloidosis, a rare neurological disorder.

Electronic equipment maker Coherent suffered from the slower-than-expected adoption of organic light-emitting diode (OLED) screens, especially the disappointing sales of the OLED-equipped iPhone X. We acknowledge the problems in the OLED business, but we are maintaining our investment. Coherent is also a leading manufacturer of specialty lasers, with either number-one or number-two market positions in microelectronics, materials processing, medical, and scientific research/government programs; we believe the value of these businesses alone is close to where the stock is currently trading. Also detracting from our fund’s performance was Bruker, which operates in a similar business, manufacturing scientific instruments and analytical devices, such as microscopes and X-ray machines. The company’s long-term prospects also seem solid, but modest revenue guidance and slowing growth in its important Chinese export market weighed on the stock.

INVESTMENT STRATEGY AND OUTLOOK

Extremes in market sentiment are only truly visible in hindsight, but it seems clear that the growth mania we have warned about over the past couple of years has reached a new plane. Indeed, it appears that many investors have dispensed with price-to-earnings or other traditional valuation metrics entirely. Some have chosen instead to value companies based on baroque concepts such as “total market opportunity,” while momentum investors have simply piled into the stocks that have already performed best. It seems that many investors have become almost oblivious to risk and are willing to invest in companies with fast-growing revenues but little or no intermediate-term prospect of actually turning a profit.

While stock valuations are not close to the stratospheric heights of the late 1990s, the current period of exuberance is worrisome in its own way because of the novel forces behind the market’s gains. Courtesy of the Federal Reserve’s extraordinary monetary easing, companies have enjoyed nearly a decade of cost-free financing, which has kept many subpar firms afloat and even growing. Moreover, cheap capital, often flowing through private-equity funds, has allowed start-ups to sell goods and services at a loss and take market share from incumbents. Astonishingly, given the record-low long-term rates that were available, much of the new debt fueling these adventures is short term and will be coming due in the next few years. Financial innovations are also at work. The growth of passive investing and the advent of exchange-traded funds have concentrated assets in stocks that have already done well and reduced the influence of value-sensitive active investors.

Eventually a reckoning will come, but when it will arrive is far from certain. In mid-1999, we were equally convinced that the aging bull market’s foundations were unstable, but it was almost a year before the bear market began in earnest. Moreover, events may play out better this time as extended but less extreme valuations slowly normalize rather than burst like a bubble. In the meantime, we are maintaining a relatively defensive posture while sticking to the careful research process that has served the fund well in past market cycles.

Respectfully submitted,

Brian W.H. Berghuis
President of the fund and chairman of its Investment Advisory Committee

John F. Wakeman
Executive vice president of the fund

July 17, 2018

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

RISKS OF STOCK INVESTING

As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. The financial markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of larger companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

GLOSSARY

Lipper indexes: Fund benchmarks that consist of a small number of the largest mutual funds in a particular category as defined by Lipper Inc.

Russell Midcap Growth Index: An unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecast growth values.

Russell Midcap Value Index: An unmanaged index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecast growth values.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: Frank Russell Company (Russell) is the source and owner of the Russell index data contained or reflected in these materials and all trademarks and copyrights related thereto. Russell® is a registered trademark of Russell. Russell is not responsible for the formatting or configuration of these materials or for any inaccuracy in T. Rowe Price Associates’ presentation thereof.

PORTFOLIO HIGHLIGHTS

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 6/30/18
Teleflex	2.4%
Textron	2.4
Microchip Technology	2.0
Keysight Technologies	1.9
Tapestry	1.8
Dollar General	1.8
Roper Technologies	1.8
Cooper Companies	1.7
Hologic	1.6
IDEX	1.5
Harris	1.5
Willis Towers Watson	1.5
TD Ameritrade Holding	1.5
Sensata Technologies Holding	1.5
Agilent Technologies	1.4
Progressive	1.3
Worldpay	1.3
Norwegian Cruise Line Holdings	1.3
FNF	1.3
Fiserv	1.2
IAC/InterActiveCorp	1.1
Ball	1.1
Verisk Analytics	1.0
Air Products & Chemicals	1.0
TransUnion	1.0
Total	37.9%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

PORTFOLIO HIGHLIGHTS

CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE

Six Months Ended 6/30/18

Best Contributors		Worst Contributors	
Keysight Technologies	51¢	Alkermes	-23¢
Textron	31	Coherent	-20
Red Hat	23	Norwegian Cruise Line Holdings	-15
CSRA**	21	Alnylam Pharmaceuticals	-15
TransUnion	21	Bruker	-14
Bioverativ**	21	Acuity Brands**	-14
Vail Resorts	21	Cboe Global Markets	-13
Dexcom	18	Symantec	-13
Atlassian	18	Colfax	-13
Envision Healthcare	18	Hologic	-11
Total	243¢	Total	-151¢

12 Months Ended 6/30/18

Best Contributors		Worst Contributors	
Textron	66¢	Envision Healthcare	-35¢
Keysight Technologies	60	Alkermes	-29
Teleflex	51	TreeHouse Foods	-28
Red Hat	48	MEDNAX	-25
Dollar General	46	Equifax	-21
Progressive	37	Incyte	-19
Harris	34	Acuity Brands**	-19
TransUnion	34	Coherent*	-18
TD Ameritrade Holding	31	Symantec*	-18
Splunk	30	Hologic	-18
Total	437¢	Total	-230¢

*Position added.

**Position eliminated.

GROWTH OF $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

AVERAGE ANNUAL COMPOUND TOTAL RETURN

EXPENSE RATIO

FUND EXPENSE EXAMPLE

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Please note that the fund has four share classes: The original share class (Investor Class) charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, R Class shares are available to retirement plans serviced by intermediaries and charge a 0.50% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $250,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

PORTFOLIO OF INVESTMENTS‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 92.7%		
CONSUMER DISCRETIONARY 15.4%		
Auto Components 0.9%		
Aptiv	3,000,000	274,890
		274,890
Automobiles 0.2%		
Ferrari	500,000	67,505
		67,505
Diversified Consumer Services 0.8%		
ServiceMaster Global Holdings (1)	4,049,814	240,843
		240,843
Hotels, Restaurants & Leisure 6.3%		
Aramark	6,000,000	222,600
Darden Restaurants	925,000	99,030
Dunkin Brands	2,601,300	179,672
Hilton Worldwide Holdings	1,500,000	118,740
Marriott International, Class A	2,000,000	253,200
MGM Resorts International	9,000,000	261,270
Norwegian Cruise Line Holdings (1)	8,500,000	401,625
Royal Caribbean Cruises	1,000,000	103,600
Vail Resorts	1,100,000	301,609
		1,941,346
Internet & Direct Marketing Retail 0.7%		
Expedia	1,700,000	204,323
		204,323
Multiline Retail 1.8%		
Dollar General	5,500,000	542,300
		542,300
Specialty Retail 2.6%		
Burlington Stores (1)	1,400,000	210,742
CarMax (1)	2,800,000	204,036

Michaels (1)	4,000,000	76,680
O'Reilly Automotive (1)	700,000	191,499
Ulta Beauty (1)	500,000	116,730
		799,687
Textiles, Apparel & Luxury Goods 2.1%		
PVH	700,000	104,804
Tapestry	12,000,000	560,520
		665,324
Total Consumer Discretionary		4,736,218
CONSUMER STAPLES 2.0%		
Food & Staples Retailing 1.0%		
Casey's General Stores (5)	1,900,000	199,652
Sprouts Farmers Market (1)	5,500,000	121,385
		321,037
Food Products 1.0%		
ConAgra Brands	3,500,000	125,055
TreeHouse Foods (1)(5)	3,225,000	169,345
		294,400
Total Consumer Staples		615,437
ENERGY 1.5%		
Oil, Gas & Consumable Fuels 1.5%		
ARC Resources (CAD)	5,250,000	54,231
Centennial Resource Development, Class A (1)	5,000,000	90,300
Concho Resources (1)	2,000,000	276,700
Venture Global LNG, Series B, Acquisition Date: 3/8/18 Cost $4,038 (1)(2)(3)	1,337	6,772
Venture Global LNG, Series C, Acquisition Date: 10/16/17 - 3/8/18, Cost $33,184 (1)(2)(3)	9,021	45,691
Total Energy		473,694
FINANCIALS 9.1%		
Banks 0.9%		
Fifth Third Bancorp	6,000,000	172,200

Webster Financial	1,550,000	98,735
		270,935
Capital Markets 3.2%		
CBOE Global Markets	2,500,000	260,175
KKR, Partnership, Class A	6,000,000	149,100
MarketAxess Holdings	475,000	93,984
Oaktree Capital Partnership	1,225,000	49,796
TD Ameritrade Holding	8,250,000	451,852
		1,004,907
Consumer Finance 0.3%		
SLM Corporation (1)	9,000,000	103,050
		103,050
Insurance 4.7%		
Assurant	1,150,000	119,014
Axis Capital Holdings	1,000,000	55,620
FNF Group	10,550,000	396,891
Progressive	7,000,000	414,050
Willis Towers Watson	3,000,000	454,800
		1,440,375
Total Financials		2,819,267
HEALTH CARE 15.6%		
Biotechnology 2.5%		
Alkermes (1)	6,000,000	246,960
Alnylam Pharmaceuticals (1)	1,700,000	167,433
Incyte (1)	2,000,000	134,000
Madrigal Pharmaceuticals (1)	75,000	20,977
SAGE Therapeutics (1)	325,000	50,872
Seattle Genetics (1)	1,963,743	130,373
TESARO (1)	347,200	15,440
		766,055
Health Care Equipment & Supplies 7.0%		
Cooper	2,250,000	529,763
Dentsply Sirona	1,238,700	54,218

Dexcom (1)	1,125,000	106,853
Hologic (1)	12,400,000	492,900
IDEXX Laboratories (1)	383,387	83,555
Teleflex (5)	2,750,000	737,577
West Pharmaceutical Services	1,500,000	148,935
		2,153,801
Health Care Providers & Services 1.8%		
Acadia Healthcare (1)	3,675,000	150,344
Envision Healthcare (1)	5,988,200	263,541
MEDNAX (1)	3,166,800	137,059
		550,944
Health Care Technology 0.4%		
athenahealth (1)	350,000	55,699
Veeva Systems, Class A (1)	800,000	61,488
		117,187
Life Sciences Tools & Services 3.1%		
Agilent Technologies	7,000,000	432,880
Bruker (5)	9,400,000	272,976
Illumina (1)	350,000	97,751
IQVIA Holdings (1)	1,750,000	174,685
		978,292
Pharmaceuticals 0.8%		
Catalent (1)	6,000,000	251,340
		251,340
Total Health Care		4,817,619
INDUSTRIALS & BUSINESS SERVICES 20.8%		
Aerospace & Defense 4.8%		
BWX Technologies	2,186,927	136,289
Harris	3,212,996	464,406
L3 Technologies	404,334	77,762
Maxar Technologies	1,572,028	79,419
Textron	11,000,000	725,010
		1,482,886

Airlines 0.6%		
United Continental Holdings (1)	2,500,000	174,325
		174,325
Building Products 0.8%		
Allegion	3,100,000	239,816
		239,816
Commercial Services & Supplies 1.8%		
ADT	6,000,000	51,900
KAR Auction Services	4,000,000	219,200
Waste Connections	3,769,430	283,763
		554,863
Electrical Equipment 1.4%		
Sensata Technologies Holding (1)(5)	9,400,000	447,252
		447,252
Industrial Conglomerates 1.8%		
Roper Technologies	1,961,000	541,059
		541,059
Machinery 4.2%		
Colfax (1)	5,000,000	153,250
Fortive	3,750,000	289,163
Gardner Denver Holdings (1)	4,918,518	144,555
IDEX	3,468,400	473,367
Xylem	3,716,200	250,398
		1,310,733
Professional Services 3.6%		
CoStar Group (1)	500,000	206,315
Equifax	800,000	100,088
IHS Markit (1)	3,750,000	193,463
TransUnion	4,227,335	302,846
Verisk Analytics (1)	3,000,000	322,920
		1,125,632
Road & Rail 0.8%		
J.B. Hunt Transport Services	500,000	60,775

Kansas City Southern	1,750,000	185,430
		246,205
Trading Companies & Distribution 1.0%		
HD Supply Holdings (1)	7,000,000	300,230
		300,230
Total Industrials & Business Services		6,423,001
INFORMATION TECHNOLOGY 22.3%		
Electronic Equipment, Instruments & Components 3.5%		
Coherent (1)	700,000	109,494
Corning	10,000,000	275,100
Keysight Technologies (1)(5)	10,000,000	590,300
National Instruments	2,300,000	96,554
		1,071,448
Internet Software & Services 1.9%		
Dropbox, Class A (1)	300,413	9,739
Dropbox, Class B, Acquisition Date: 5/1/12, Cost $35,354 (1)(3)	2,604,571	80,218
IAC/InterActiveCorp (1)	2,250,000	343,102
Match Group (1)	640,053	24,796
Shopify, Class A (1)	450,000	65,651
Zillow, Class A (1)	500,000	29,875
Zillow, Class C (1)	442,528	26,136
		579,517
IT Services 6.7%		
Black Knight (1)	4,500,000	240,975
CoreLogic (1)(5)	5,250,000	272,475
Fidelity National Information Services	1,750,000	185,552
Fiserv (1)	5,000,000	370,450
FleetCor Technologies (1)	1,193,079	251,322
Gartner (1)	1,000,000	132,900
Global Payments	2,000,000	222,980
Worldpay, Class A (1)	4,954,800	405,204
		2,081,858

Semiconductors & Semiconductor Equipment 5.0%		
Marvell Technology Group	11,000,000	235,840
Maxim Integrated Products	3,000,000	175,980
Microchip Technology	6,800,000	618,460
Qorvo (1)	1,000,000	80,170
Skyworks Solutions	1,500,000	144,975
Xilinx	4,250,000	277,355
		1,532,780
Software 5.2%		
Atlassian, Class A (1)	3,616,900	226,129
CDK Global	2,300,000	149,615
Electronic Arts (1)	500,000	70,510
Guidewire Software (1)	1,000,000	88,780
Red Hat (1)	1,400,000	188,118
ServiceNow (1)	250,000	43,117
Splunk (1)	700,000	69,377
SS&C Technologies Holdings	2,753,254	142,894
Symantec	7,000,000	144,550
Tableau Software, Class A (1)	1,800,000	175,950
Workday, Class A (1)	2,500,000	302,800
		1,601,840
Total Information Technology		6,867,443
MATERIALS 5.0%		
Chemicals 2.6%		
Air Products & Chemicals	2,000,000	311,460
RPM	4,300,000	250,776
Valvoline (5)	10,900,500	235,124
		797,360
Construction Materials 0.5%		
Martin Marietta Materials	750,000	167,497
		167,497
Containers & Packaging 1.4%		
Ardagh	550,000	9,141

Ball	9,500,000	337,725
Sealed Air	2,000,000	84,900
		431,766
Metals & Mining 0.5%		
Franco-Nevada	2,000,000	146,040
		146,040
Total Materials		1,542,663
REAL ESTATE 0.1%		
Real Estate Management & Development 0.1%		
WeWork, Class A, Acquisition Date: 12/9/14 – 5/26/15 Cost $7,211 (1)(2)(3)	497,567	22,814
Total Real Estate		22,814
UTILITIES 0.9%		
Gas Utilities 0.3%		
Atmos Energy	1,200,000	108,168
		108,168
Multi-Utilities 0.6%		
Sempra Energy	1,575,000	182,873
		182,873
Total Utilities		291,041
Total Common Stocks (Cost $18,730,635)		28,609,197
CONVERTIBLE PREFERRED STOCKS 0.5%		
INFORMATION TECHNOLOGY 0.2%		
Internet Software & Services 0.2%		
Roofoods, Series F, Acquisition Date: 9/12/17, Cost $42,389 (1)(2)(3)	119,888	42,389
Total Information Technology		42,389

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

The accompanying notes are an integral part of these financial statements.

Unaudited

NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Mid-Cap Growth Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth. The fund has four classes of shares: the Mid-Cap Growth Fund (Investor Class), the Mid-Cap Growth Fund–Advisor Class (Advisor Class), the Mid-Cap Growth Fund–R Class (R Class), and the Mid-Cap Growth Fund–I Class (I Class). Advisor Class shares are sold only through unaffiliated brokers and other unaffiliated financial intermediaries, and R Class shares are available to retirement plans serviced by intermediaries. I Class shares generally are available only to investors meeting a $1,000,000 minimum investment or certain other criteria. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Income distributions, if any, are declared and paid by each class annually. Distributions to shareholders are recorded on the ex-dividend date. A capital gain distribution may also be declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The portion of the results of operations attributable to changes in foreign exchange rates on investments is not bifurcated from the portion attributable to changes in market prices. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Class Accounting Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. To the extent any expenses are waived or reimbursed in accordance with an expense limitation see Note 5, the waiver or reimbursement is charged to the applicable class or allocated across the classes in the same manner as the related expense. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.

In-Kind Redemptions In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the six months ended June 30, 2018, the fund realized $16,721,000 of net gain on $33,307,000 of in-kind redemptions.

New Accounting Guidance In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and each class's net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2018 (for further detail by category, please refer to the accompanying Portfolio of Investments):

There were no material transfers between Levels 1 and 2 during the six months ended June 30, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2018, totaled $15,242,000 for the six months ended June 30, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the six months, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities, valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2018, there were no securities on loan.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $3,566,060,000 and $4,925,647,000, respectively, for the six months ended June 30, 2018.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.

At June 30, 2018, the cost of investments for federal income tax purposes was $20,994,845,000. Net unrealized gain aggregated $9,943,148,000 at period-end, of which $10,472,814,000 related to appreciated investments and $529,666,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to 0.35% of the fund’s average daily net assets up to $15 billion and 0.30% of the fund’s average daily net assets in excess of $15 billion. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.265% for assets in excess of $650 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2018, the effective annual group fee rate was 0.29%.

The I Class is subject to an operating expense limitation (I Class limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees, interest, expenses related to borrowings, taxes, brokerage, and other non-recurring expenses permitted by the investment management agreement, to the extent such operating expenses, on an annualized basis, exceed 0.05% of average net assets. This agreement will continue until April 30, 2020, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were paid; and (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. For the six months ended June 30, 2018, the I Class operated below its expense limitation.

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and I Class. For the six months ended June 30, 2018, expenses incurred pursuant to these service agreements were $46,000 for Price Associates; $1,718,000 for T. Rowe Price Services, Inc.; and $2,698,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the six months ended June 30, 2018, the fund was charged $223,000 for shareholder servicing costs related to the college savings plans, of which $173,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the Statement of Assets and Liabilities. At June 30, 2018, approximately 1% of the outstanding shares of the Investor Class were held by college savings plans.

The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Spectrum Funds (Spectrum Funds) and T. Rowe Price Retirement Funds (Retirement Funds) may invest. None of the Spectrum Funds or Retirement Funds invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Spectrum Funds and Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Spectrum Funds and Retirement Funds. Expenses allocated under this special servicing agreement are reflected as shareholder servicing expense in the accompanying financial statements. For the six months ended June 30, 2018, the fund was allocated $67,000 of Spectrum Funds’ expenses and $3,331,000 of Retirement Funds’ expenses. Of these amounts, $1,053,000 related to services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At June 30, 2018, approximately 14% of the outstanding shares of the Investor Class were held by the Spectrum Funds and Retirement Funds.

In addition, other mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price funds and accounts) may invest in the fund and are not subject to the special servicing agreement disclosed above. No Price fund or account may invest for the purpose of exercising management or control over the fund. At June 30, 2018, approximately 14% of the I Class’s outstanding shares were held by Price funds and accounts.

The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. The fund had no purchase or sales cross trades with other funds or accounts advised by Price Associates.

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:

https://www3.troweprice.com/usis/corporate/en/utility/policies.html

Scroll down to the section near the bottom of the page that says, “Proxy Voting Policies.” Click on the Proxy Voting Policies link in the shaded box.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.

HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT

Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment advisor, T. Rowe Price Associates, Inc. (Advisor), on behalf of the fund. In that regard, at an in-person meeting held on March 5–6, 2018 (Meeting), the Board, including a majority of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Advisor and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, the Advisor was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Advisor about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.

Services Provided by the Advisor
The Board considered the nature, quality, and extent of the services provided to the fund by the Advisor. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Advisor’s senior management team and investment personnel involved in the management of the fund, as well as the Advisor’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services provided by the Advisor.

Investment Performance of the Fund
The Board took into account discussions with the Advisor and reports that it receives throughout the year relating to fund performance. In connection with the Meeting, the Board reviewed the fund’s net annualized total returns for the 1-, 2-, 3-, 4-, 5-, and 10-year periods as of September 30, 2017, and compared these returns with the performance of a peer group of funds with similar investment programs and a wide variety of other previously agreed-upon comparable performance measures and market data, including those supplied by Broadridge, which is an independent provider of mutual fund data.

On the basis of this evaluation and the Board’s ongoing review of investment results, and factoring in the relative market conditions during certain of the performance periods, the Board concluded that the fund’s performance was satisfactory.

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Advisor under the Advisory Contract and other benefits that the Advisor (and its affiliates) may have realized from its relationship with the fund, including any research received under “soft dollar” agreements and commission-sharing arrangements with broker-dealers. The Board considered that the Advisor may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the fund’s portfolio transactions. The Board received information on the estimated costs incurred and profits realized by the Advisor from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the Board concluded that the Advisor’s profits were reasonable in light of the services provided to the fund.

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract from any economies of scale realized by the Advisor. Under the Advisory Contract, the fund pays a fee to the Advisor for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets that declines at certain asset levels—and the fund pays its own expenses of operations. The Board concluded that the advisory fee structure for the fund continued to provide for a reasonable sharing of benefits from any economies of scale with the fund’s investors.

Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a group of competitor funds selected by Broadridge (Investor Class Expense Group); (ii) total expenses and actual management fees of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) total expenses, actual management fees, and nonmanagement expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Advisor after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group and Expense Universe) and second quintile (Advisor Class Expense Group), and the fund’s total expenses ranked in the first and second quintiles (Investor Class Expense Group) and first quintile (Advisor Class Expense Group and Expense Universe).

The Board also reviewed the fee schedules for institutional accounts and private accounts with similar mandates that are advised or subadvised by the Advisor and its affiliates. Management provided the Board with information about the Advisor’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the mutual fund business. The Board considered information showing that the Advisor’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Advisor’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Advisor to manage its mutual fund business versus managing a discrete pool of assets as a subadvisor to another institution’s mutual fund or for an institutional account, and that the Advisor generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients.

On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.

Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) During the period, the Price Funds’ accounting agent, The Bank of New York Mellon (BNYM), converted the fund’s books and records from a legacy fund accounting system / operating model to a BNYM fund accounting system / operating model.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Mid-Cap Growth Fund, Inc.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	May 13, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

		By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	May 13, 2019

		By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date	May 13, 2019